Loan Receivable and Accrued Interest	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
LOAN RECEIVABLE AND ACCRUED INTEREST

NOTE 5 – LOAN RECEIVABLE AND ACCRUED INTEREST

	As of March 31,
	2021	2020
Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$1,500,000
Accrued interest	81,000	67,500
Total	$1,581,000	$1,567,500

Short-term loan of $1.5 million at 5.4% annual interest rate was made to RH Holdings Management (HK) Limited from June 1, 2019, to May 31, 2020. The loan receivable from RH Holdings Management (HK) Limited is overdue and the Company expects to receive the rest investment balance and interest before March 31, 2022 based on the agreement reached with RH Holdings Management (HK) Limited.